Pension and Other Retirement Plans - Defined Benefit Pension Plans and Other Post Retirement Plans Summarized Info (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014
Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations, beginning of year		$ 2,124,373	$ 1,794,470
Service cost		709	463
Interest cost		81,815	82,109
Defined Benefit Plan, Plan Amendments		0	0
Impact of Medicare Reform Act		0	0
Actuarial (gain) loss		(114,431)	353,374
Benefits paid		(105,495)	(106,043)
Liability distributed in Publishing Spin-off		0	0
Projected benefit obligations, end of year		1,986,971	2,124,373
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plans’ assets, beginning of year		1,655,257	1,595,294
Actual return on plans’ assets		(19,113)	155,456
Employer contributions		249	10,550
Benefits paid		(105,495)	(106,043)
Fair value of plans’ assets, end of year		1,530,898	1,655,257
Funded (under funded) status of the plans		(456,073)	(469,116)
Other Postretirement Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations, beginning of year		14,005	62,072
Service cost		81	328
Interest cost		451	1,466
Defined Benefit Plan, Plan Amendments		(3,887)	0
Impact of Medicare Reform Act		72	78
Actuarial (gain) loss		726	(2,224)
Benefits paid		(1,393)	(3,821)
Liability distributed in Publishing Spin-off		0	(43,894)
Projected benefit obligations, end of year		10,055	14,005
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plans’ assets, beginning of year		0	0
Actual return on plans’ assets		0	0
Employer contributions		1,393	3,821
Benefits paid		(1,393)	(3,821)
Fair value of plans’ assets, end of year		0	0
Funded (under funded) status of the plans		$ (10,055)	$ (14,005)
Predecessor | Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 0
Interest cost	0
Predecessor | Other Postretirement Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	0
Interest cost	$ 0